PRIVATE PLACEMENT FINANCING (Tables) - Private Placement Financing [Member]	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Private Placement [Line Items]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
Fair Value Measurements Using Significant Unobservable
Inputs
(Level 3)
Warrant Derivative Liability
Beginning balance at September 30, 2014	$6,270,000

Modification of warrants, net of Inducement Shares	896,763

Exercises of warrants	(299,321)

Adjustments to estimated fair value	(2,980,829)

Ending balance at June 30, 2015	$3,886,613

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

Warrant Derivative Liability
Beginning balance at September 30, 2013	$—

Issuances	10,391,693

Adjustments to estimated fair value	(4,121,693)

Ending balance at September 30, 2014	$6,270,000

Schedule Of Assumptions Used To Value Derivative Liability
The derivative liabilities were valued as of September 30, 2014, December 1, 2014, March 15, 2015, June 22, 2015, and June 30, 2015 using Monte Carlo Simulation or Black Schole, as appropriate, with the following assumptions:

	September 30,	December 1,	March 15,	June 22,	June 30,
	2014	2014	2015	2015	2015
Closing price per share of Common Stock	$0.18	$0.25	$0.21	$0.23	$0.26
Exercise price per share	$0.30 - 0.40	$0.20 - $0.30	$0.20 - $0.30	$0.20	$0.20
Expected volatility	85 - 90%	80 – 90%	80 – 110%	55- 85%	75-85%
Risk-free interest rate	0.02 - 1.55%	.01 – 1.39%	0.03 – 1.41%	0.27 - 1.68%	0.28 – 1.63%
Dividend yield	—	—	—	—	—
Remaining expected term of underlying securities (years)	0.33 - 4.33	0.33 – 4.6	0.22 – 4.3	1.03 – 4.03	1.01 – 4.01

The derivative liabilities were valued as of February 4, 2014 and September 30, 2014, using Monte Carlo Simulation with the following assumptions:

	September 30, 2014	February 04, 2014
Closing price per share of common stock	$0.18	$0.30
Exercise price per share	$0.30 - 0.40	$0.30 - 0.40
Expected volatility	85 - 90%	100 - 125%
Risk-free interest rate	0.02 - 1.55%	0.12-1.46%
Dividend yield	—	—
Remaining expected term of underlying securities (years)	.33 – 4.33	1 - 5